Taxes	12 Months Ended
Dec. 31, 2016
Taxes [Abstract]
Taxes Disclosure [Text Block]
Note 14 – Taxes

Taxes Payable

Taxes payable as of December 31, 2016 and 2015 consist of the following:

	December 31,	December 31,
	2016	2015

Corporation income tax payable	441,084	687,745
Other tax payable	279,408	116,525

Total	$720,492	$804,270

Corporation Income Tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI.

USCNHK is a holding company registered in Hong Kong and has no operating profit for tax liabilities.

Tantech Bamboo was registered in the PRC and is subject to corporate income tax at a reduced rate of 15% starting from 2008 when it was approved by local government as a high-tech company.

Tantech Energy was registered in the PRC and is also subject to corporate income tax at a reduced rate of 15% starting from 2013 when it was approved by local government as a high-tech company.

Tantech Charcoal, Tantech Babiku and Tanbo Tech are all subject to income tax at unified rate of 25%.

The impact of the tax holidays noted above decreased foreign taxes by $906,131 and $1,356,536 for the years ended December 31, 2016 and 2015, respectively. The benefit of the tax holidays on net income per share (basic and diluted) was $0.03 and $0.06 for the years ended December 31, 2016 and 2015, respectively.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2016 and 2015:

	Years ended December 31,
	2016	2015
Statutory PRC income tax rate	25%	25%
Favorable tax rate impact (a)	(15)%	(12)%
Permanent difference	7%	5%
Changes of deferred tax assets valuation allowances	6%	3%
Total	23%	21%

(a) Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.

The provision for income tax consisted of the following:

	Years ended December 31,
	2016	2015
Current	$1,465,744	$2,377,715
Deferred	(98,474)	-
Total	$1,367,270	$2,377,715

Significant components of deferred tax assets are as follows:

	December 31,	December 31,
	2016	2015

Allowance for doubtful accounts and other reserves	$564,556	$324,053
Accumulated depreciation	-	72,834
Valuation allowance	(470,403)	(396,887)
Total	$94,153	$-

At December 31, 2016, the Company has provided valuation allowance for deferred tax assets that the Company estimated the Company could not realize due to expected future operating loss in certain entities. As of December 31, 2016 and 2015, the valuation allowance was $470,403 and $396,887, respectively, and the net change in the valuation allowance was increased to $73,516 for the year ended December 31, 2016. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.